Short-term loan - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)
Short-term Debt [Line Items]
Short Term Loan		¥ 5,000		$ 725			¥ 150,000
Repayments Of Short Term Debt		¥ 188,000	$ 27,257
VIE
Short-term Debt [Line Items]
Repayments Of Short Term Debt	¥ 150,000
Shanghai Pudong Development Bank [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Short Term Loan								¥ 150,000
Short-term Debt, Percentage Bearing Fixed Interest Rate								4.35%
Shenzhen Zhongxiaodan Micro Credit Co Ltd [Member] | Secured Debt [Member]
Short-term Debt [Line Items]
Short Term Loan					¥ 5,000	$ 725
Short-term Debt, Percentage Bearing Fixed Interest Rate					4.90%	4.90%